Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	December 2022
Payment Date	1/17/2023
Transaction Month	7
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,173,418,193.47	36,914		54.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,160,000.00	2.038%		July 15, 2023
Class A-2a Notes	$271,020,000.00	3.44%		February 15, 2025
Class A-2b Notes	$100,000,000.00	4.40732%	*	February 15, 2025
Class A-3 Notes	$321,020,000.00	3.74%		September 15, 2026
Class A-4 Notes	$104,800,000.00	3.93%		August 15, 2027
Class B Notes	$31,580,000.00	4.51%		October 15, 2027
Class C Notes	$21,050,000.00	4.85%		December 15, 2029
Total	$1,052,630,000.00
		* 30-day average SOFR + 0.60%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,220,403.34

Principal:
Principal Collections	$21,820,813.44
Prepayments in Full	$9,152,141.15
Liquidation Proceeds	$173,039.26
Recoveries	$13,903.88
Sub Total	$31,159,897.73
Collections	$33,380,301.07

Purchase Amounts:
Purchase Amounts Related to Principal	$16,136.24
Purchase Amounts Related to Interest	$0.00
Sub Total	$16,136.24

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$33,396,437.31

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	December 2022
Payment Date	1/17/2023
Transaction Month	7
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$33,396,437.31
Servicing Fee	$790,816.19	$790,816.19	$0.00	$0.00	$32,605,621.12
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$32,605,621.12
Interest - Class A-2a Notes	$744,085.20	$744,085.20	$0.00	$0.00	$31,861,535.92
Interest - Class A-2b Notes	$386,928.00	$386,928.00	$0.00	$0.00	$31,474,607.92
Interest - Class A-3 Notes	$1,000,512.33	$1,000,512.33	$0.00	$0.00	$30,474,095.59
Interest - Class A-4 Notes	$343,220.00	$343,220.00	$0.00	$0.00	$30,130,875.59
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,130,875.59
Interest - Class B Notes	$118,688.17	$118,688.17	$0.00	$0.00	$30,012,187.42
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,012,187.42
Interest - Class C Notes	$85,077.08	$85,077.08	$0.00	$0.00	$29,927,110.34
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$29,927,110.34
Regular Principal Payment	$41,013,706.77	$29,927,110.34	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$33,396,437.31

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$29,927,110.34
Total					$29,927,110.34

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$21,860,938.61	$80.66	$744,085.20	$2.75	$22,605,023.81	$83.41
Class A-2b Notes	$8,066,171.73	$80.66	$386,928.00	$3.87	$8,453,099.73	$84.53
Class A-3 Notes	$0.00	$0.00	$1,000,512.33	$3.12	$1,000,512.33	$3.12
Class A-4 Notes	$0.00	$0.00	$343,220.00	$3.28	$343,220.00	$3.28
Class B Notes	$0.00	$0.00	$118,688.17	$3.76	$118,688.17	$3.76
Class C Notes	$0.00	$0.00	$85,077.08	$4.04	$85,077.08	$4.04
Total	$29,927,110.34	$28.43	$2,678,510.78	$2.54	$32,605,621.12	$30.97

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	December 2022
Payment Date	1/17/2023
Transaction Month	7

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$259,564,605.80	0.9577323	$237,703,667.19	0.8770706
Class A-2b Notes	$95,773,229.21	0.9577323	$87,707,057.48	0.8770706
Class A-3 Notes	$321,020,000.00	1.0000000	$321,020,000.00	1.0000000
Class A-4 Notes	$104,800,000.00	1.0000000	$104,800,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$833,787,835.01	0.7920996	$803,860,724.67	0.7636688

Pool Information
Weighted Average APR	2.850%	2.853%
Weighted Average Remaining Term	49.39	48.57
Number of Receivables Outstanding	32,707	32,109
Pool Balance	$948,979,423.94	$917,703,357.10
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$852,472,068.60	$824,960,733.72
Pool Factor	0.8087308	0.7820770

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,579.30
Yield Supplement Overcollateralization Amount	$92,742,623.38
Targeted Overcollateralization Amount	$124,929,228.86
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$113,842,632.43

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,579.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,579.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,579.30

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	December 2022
Payment Date	1/17/2023
Transaction Month	7
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		34	$113,936.75
(Recoveries)		2	$13,903.88
Net Loss for Current Collection Period			$100,032.87
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1265%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0187%
Second Prior Collection Period			0.0079%
Prior Collection Period			0.3290%
Current Collection Period			0.1286%
Four Month Average (Current and Prior Three Collection Periods)			0.1211%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		226	$458,854.82
(Cumulative Recoveries)			$15,926.39
Cumulative Net Loss for All Collection Periods			$442,928.43
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0377%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,030.33
Average Net Loss for Receivables that have experienced a Realized Loss			$1,959.86

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.60%	177	$5,531,710.60
61-90 Days Delinquent	0.09%	22	$816,938.64
91-120 Days Delinquent	0.02%	5	$151,160.58
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.71%	204	$6,499,809.82

Repossession Inventory:
Repossessed in the Current Collection Period		7	$276,773.52
Total Repossessed Inventory		8	$302,023.35

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0510%
Prior Collection Period			0.0948%
Current Collection Period			0.0841%
Three Month Average			0.0766%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1055%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	December 2022
Payment Date	1/17/2023
Transaction Month	7

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	100	$3,986,118.19
2 Months Extended	95	$3,785,524.71
3+ Months Extended	10	$306,737.77

Total Receivables Extended	205	$8,078,380.67
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2022

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
Assistant Treasurer